U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.           Name and Address of Issuer:

             The Orchard Series Fund
              8515 East Orchard Road
              Englewood, Colorado 80111
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2.      The name of each  series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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3.           Investment Company Act File Number:   811-07735

              Securities Act File Number:        333-9217
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4(a). Last day of fiscal year for which this notice is filed:

     October                               31,                              1998
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4(b).  |_|  Check  box if this  Form is being  filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


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4(c). |_| Check box if this is the last time the issuer will be filing this Form

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5. Calculation of registration fee:

              (i)  Aggregate sale price of securities
        sold during the
           fiscal year pursuant to section
           24(f):                                            $      198,050,200
                                                                ----------------

        (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal
           year:                                              $      106,293,808
                                                                 ---------------

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ended no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
           Commission:
            $        0  ____         .
               -----------------------


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         (iv) Total available redemption credits [add Items 5(ii) and
           5(iii)]
            -- $      106,293,808      __
                  -----------------------

        (v)Net sales  ---- if Item 5(i) is  greater  than Item  5(iv)  [subtract
           Item 5(iv) from Item
           5(i)]:                                                $    91,756,392
                                                                    ------------

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        (vi) Redemption credits available for use in future years $ ( ) .
                ----if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
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        (vii) Multiplier for determining registration fee (see Instruction C.
           9):
           X            0.000278

        (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
             due):                                                  $  25,508.28
                                                                       ---------


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6.           Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A__ .

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7.      Interest  due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                    + $    0
                                                       -------------------------

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8. Total of the amount of the  registration  fee due plus any interest due [line
5(viii) plus line 7]:
                                                           = $__25,508.28_______

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9.      Date  the  registration  fee an any  interest  payment  was  sent to the
        Commission's lockbox depository

               Method of Delivery:

                             |X| Wire Transfer
                             |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*                              /s/ D.G. McLeod

                                                        D.G. McLeod, Treasurer
                                                        The Orchard Series Fund

Date: January 26, 1999

*Please print the name and title of the signing officer below the signature.